787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 19, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock MuniAssets Fund, Inc.

Investment Company Act File No. 811-07642

Ladies and Gentlemen:

On behalf of BlackRock MuniAssets Fund, Inc. (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, electronically transmitted herewith is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Fund of shares of common stock, par value $0.10 per share (“Common Shares”) and rights to purchase Common Shares on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act.

We request that the Staff review the Registration Statement as promptly as possible and transmit comments, if any, at its earliest possible convenience. At such time as the Fund responds to comments, it will file the remaining exhibits required by Form N-2, to the extent not filed as part of this filing.

Any questions or comments on the Registration Statement should be directed to the undersigned at (212) 728-8955.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner
Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC

Dean Caruvana, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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